Supplementary Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Supplementary Financial Information

	December 31
	2017	2016
	U.S. dollars in thousands
a. Other current assets:
Institutions - VAT	$865	$144
Prepaid expenses	282	408
Government grants receivable	482	768
Other	100	—

	$1,729	$1,320

b. Accounts payable—other:
Accrued expenses	$2,956	$1,923
Employee—related accrued expenses	317	217
Provision for vacation	192	126

	$3,465	$2,266

	Year ended December 31
	2017	2016	2015
	U.S. dollars in thousands
c. Research and development expenses, net:
Payroll and related expenses	$4,636	$2,921	$2,807
Subcontractors and consultation	12,450	8,894	7,227
Materials	768	556	762
Patent expenses	797	752	1,324
Depreciation	106	88	88
Office rent and maintenance	721	397	404
Other	481	539	437

	19,959	14,147	13,049
Government grants (see note 9e)	(2,189)	(1,700)	(1,851)

	$17,770	$12,447	$11,198

d. Administrative and general expenses:
Payroll and related expenses	$2,681	$1,499	$843
Management and professional fees	2,212	1,614	2,018
Foreign travel	279	259	236
Depreciation	50	42	34
Other	625	414	542

	$5,847	$3,828	$3,673

e. Marketing expenses
Payroll and related expenses	$346	—	—
Consultation	216	—	—

	$562	—	—